Changes in Carrying Amount of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)
Goodwill [Line Items]
Gross Amount, Balance at beginning of period	10,011,247	40,235,526	40,748,074	$ 1,604,119
Gross Amount, Write-off fully impaired goodwill		(30,199,751)
Accumulated Impairment Loss, Write-off fully impaired goodwill		30,199,751
Translation difference	(300,393)	(24,528)	(512,548)
Gross Amount, Balance at end of period	9,710,854	10,011,247	40,235,526	1,604,119
Accumulated Impairment Loss, Balance at beginning of period		(30,199,751)	(30,199,751)
Net Amount, Write-off fully impaired goodwill		0
Accumulated Impairment Loss, Balance at end of period			(30,199,751)
Net Amount, Balance at beginning of period	10,011,247	10,035,775	10,548,323	1,604,119
Translation difference	(300,393)	(24,528)	(512,548)
Net Amount, Balance at end of period	9,710,854	10,011,247	10,035,775	$ 1,604,119